Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Cash Disposed Of In The Divested Subsidary	$ 0	$ 665	$ 12,050
Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Purchase of business, cash acquired	$ 430	$ 1,419	$ 2,697